Accounts Receivable (Details 2) (Allowance for doubtful accounts) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Movement of the allowance for doubtful accounts
Allowance for doubtful accounts, balance at the beginning of period	$ (49,172)	(309,482)	(323,025)	(986)
Additions	(7,246)	(45,612)	(788)	(322,668)
Reversal of allowance for doubtful accounts	1,051	6,624	13,886
Write-off of accounts receivable charged	821	5,164	445	629
Allowance for doubtful accounts, balance at the end of period	$ (54,546)	(343,306)	(309,482)	(323,025)